Financial instruments - fair values and risk management - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	€ 415,410	€ 307,069
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	2,195	44,656
Mahigaming LLC | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	€ 56,500	€ 42,600